Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Via EDGAR and Overnight Delivery

February 25, 2015

Michelle Roberts, Senior Counsel

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE
Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.

Ameritas Variable Separate Account VA-2, 1940 Act Registration No. 811-05192

Overture Medley®, 1933 Act Registration No. 333-182090

Post-Effective Amendment No. 6 on Form N-4

Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment

Company Act Release No. 13768

Dear Ms. Roberts

We are submitting this Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2015.

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i)	Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-182090 Post-Effective Amendment No. 2 filed under Rule 485(a) on February 27, 2013. Since that filing, three updating amendments were submitted under Rule 485(b). These Post-Effective Amendment Nos. 3, 4 and 5 were filed on April 25, 2013, August 16, 2013 and April 22, 2014, respectively.
(ii)	Material changes in this Amendment are made to allow Policy owners to add the GLWB2 rider after issue of their Policy under certain circumstances.
(iii)	Changes from the last Rule 485(b) amendment for this Registration, as discussed below, are marked in redline in the courtesy copies of the prospectus and Statement of Additional Information ("SAI") for this Amendment, which are enclosed.
(iv)	The prospectus is revised for the material changes as follows:
a.	Pages 5-6, 23-25, 30-32 and 38-42. Revised text to disclose that certain riders may be available after issue of the Policy.

Other changes made to the prospectus and SAI since the last amendment include:

A.	Pages 1 and 63 and SAI Page 1. Dates are changed to indicate that this prospectus and SAI are planned to be effective May 1, 2015.
B.	Page 1. Revised text to remove the names of the portfolios available under the Policy.
C.	Page 3. Changes in the Table of Contents pagination are shown without redline to improve reading clarity.
D.	Page 4. Added disclosure about tax-qualified plans.
E.	Page 5. Added disclosure about annuity payments.
F.	Page 7. Revised text to clarify how the rider fee is waived.

G.	Pages 8-10. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to reflect that operating expenses for the year ending December 31, 2014, will be provided when available in a subsequent post-effective amendment.
H.	Pages 11-12. The EXAMPLES OF EXPENSES section has been revised to reflect that current examples will be provided when available in a subsequent post-effective amendment.
I.	Pages 16-17. The SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS chart has been revised to reflect the current fund and portfolio names, investment advisers, subadvisers and portfolio type/summary of investment objectives for the portfolios that serve as variable investment options.
J.	Pages 19, 20 and 32. Added disclosure to clarify when amounts transferred into the Fixed Account are calculated.
K.	Page 23. Revised text to consolidate duplicative disclosure in the footnotes.
L.	Page 26. Added disclosure about volatility management strategies that was filed as a Rule 497(e) supplement.
M.	Page 37. Revised text to clarify how withdrawal charges are applied under annuity options.
N.	Page 37. Added disclosure about guaranteed rates and amounts.
O.	Page 44. Revised Federal Tax Matters section to remove disclosure about annuity payments that are variable, which are not available under the Policy.
P.	Page 46. Removed disclosure about a former minority owner of the principal underwriter.
Q.	Page 46. Revised disclosure about legal proceedings that was filed as a Rule 497(e) supplement.
R.	APPENDIX A has been revised to reflect known subaccount changes and that Accumulation Unit Values for 2014 will be provided when available in a subsequent post-effective amendment.
S.	APPENDIX B has been revised to clarify and update certain tax disclosures.
T.	SAI Pages 1 and 2. Revised text to reflect that audited financial statements will be provided when available in a subsequent post-effective amendment.
U.	SAI Page 2. Revised text about an administrative services agreement.
V.	SAI Page 2. Updated certain payment and underwriting numbers for 2014.
W.	Minor changes to incorporate enterprise branding standards were made on prospectus Pages 2, 3, 4, 45, 46, 57 and 63.
X.	Minor corrections were made on prospectus Pages 3, 5, 7, 15, 23, 25, 34, 42, 46, 57 and 63 and SAI Pages 1 and 2.

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts and AIC

Enclosure